Shareholder Fees	Feb. 23, 2026 USD ($)
Schwab Target 2070 Fund | Schwab Target 2070 Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Target 2070 Index Fund | Schwab Target 2070 Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0